Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00006	$ 0.00006
Ordinary shares, shares authorized	83,333,333	83,333,333
Ordinary shares, shares issued	68,237,247	58,006,967
Ordinary shares, shares outstanding	68,237,247	58,006,967